General (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General [Abstract]
Net loss	$ (7,019)	$ (16,925)	$ 237
Accumulated deficit	(96,741)	(89,722)
Cash flows from operating activities	(2,763)	$ (13,698)	$ 2,501
Cash and cash equivalent	$ 26,674